UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Preferred Income Fund III

QUARTERLY PORTFOLIO HOLDINGS

4.30.2011

Ticker | HPS

John Hancock Preferred Income Fund III
As of 4-30-11 (Unaudited)

	Shares	Value

Preferred Securities (a) 140.50% (95.67% of Total Investments)		$802,796,607

(Cost $822,640,965)

Consumer Discretionary 9.40%		53,689,739

Media 9.40%
CBS Corp., 6.750%	35,700	906,423
Comcast Corp., 6.625% (Z)	130,000	3,338,400
Comcast Corp., 7.000% (Z)	114,900	2,924,205
Comcast Corp., Series B, 7.000% (L)(Z)	609,556	15,659,494
Viacom, Inc., 6.850% (L)(Z)	1,196,635	30,861,217

Consumer Staples 1.96%		11,183,913

Food & Staples Retailing 1.96%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)(Z)	135,000	11,183,913

Energy 8.13%		46,471,966

Oil, Gas & Consumable Fuels 8.13%
Apache Corp., Series D, 6.000%	87,800	6,179,364
Nexen, Inc., 7.350% (Z)	1,590,079	40,292,602

Financials 79.40%		453,666,084

Capital Markets 9.63%
Credit Suisse Guernsey, 7.900% (Z)	423,000	11,556,360
Lehman Brothers Holdings Capital Trust III, Series K, 6.375% (I)	808,400	33,144
Lehman Brothers Holdings, Inc., Depositary Shares, Series D,
5.670% (I)	142,601	2,852
Morgan Stanley Capital Trust III, 6.250%	170,000	4,154,800
Morgan Stanley Capital Trust IV, 6.250% (L)(Z)	847,800	20,499,804
Morgan Stanley Capital Trust V, 5.750%	158,000	3,724,060
Morgan Stanley Capital Trust VII, 6.600%	33,100	813,267
The Goldman Sachs Group, Inc., 6.125% (Z)	513,600	12,649,968
The Goldman Sachs Group, Inc., Series B, 6.200%	64,000	1,598,720

Commercial Banks 15.83%
Barclays Bank PLC, Series 3, 7.100% (L)(Z)	379,900	9,725,440
Barclays Bank PLC, Series 5, 8.125% (L)(Z)	515,000	13,699,000
HSBC Holdings PLC, 8.000% (Z)	60,900	1,670,487
Royal Bank of Scotland Group PLC, Series L, 5.750% (L)(Z)	955,000	18,192,750
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	313,500	9,025,665
Santander Holdings USA, Inc., Series C, 7.300% (Z)	480,147	12,008,476
USB Capital VIII, Series 1, 6.350% (Z)	502,800	12,650,448
USB Capital XI, 6.600% (Z)	107,000	2,738,130
Wells Fargo & Company, 8.000% (Z)	371,900	10,744,191

Consumer Finance 4.22%
HSBC Finance Corp., 6.875% (Z)	576,118	14,472,084
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	270,000	6,426,000
SLM Corp., 6.000% (Z)	55,040	1,187,213
SLM Corp., Series A, 6.970% (Z)	44,899	2,040,660

Diversified Financial Services 27.27%
BAC Capital Trust II, 7.000% (Z)	94,600	2,351,756
Bank of America Corp., Series MER, 8.625%	19,200	516,864
Citigroup Capital X, 6.100% (Z)	741,300	16,998,009

1

John Hancock Preferred Income Fund III
As of 4-30-11 (Unaudited)

	Shares	Value

Financials (continued)

Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR +
6.370%), 7.875%	24,600	$682,896
Deutsche Bank Capital Funding Trust VIII, 6.375% (Z)	40,000	972,400
Deutsche Bank Capital Funding Trust X, 7.350% (Z)	243,300	6,240,645
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	381,200	9,499,504
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	311,000	8,309,920
General Electric Capital Corp., 6.000% (Z)	97,300	2,486,015
General Electric Capital Corp., 6.050% (Z)	60,000	1,548,000
General Electric Capital Corp., 6.625%	35,000	901,950
ING Groep NV, 7.050% (Z)	598,970	14,225,538
ING Groep NV, 7.200% (L)(Z)	765,000	18,329,400
JPMorgan Chase & Company, 8.625% (Z)	395,000	10,917,800
JPMorgan Chase Capital XXIX, 6.700% (Z)	456,238	11,907,812
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	484,583	12,056,425
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	415,248	10,364,590
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	410,000	10,270,500
RBS Capital Funding Trust V, 5.900% (Z)	742,366	11,811,043
RBS Capital Funding Trust VI, 6.250% (Z)	340,000	5,419,600

Insurance 14.14%
Aegon NV, 6.375% (L)(Z)	245,000	5,698,697
Aegon NV, 6.500% (L)(Z)	215,000	4,966,500
American Financial Group, Inc., 7.000%	477,600	12,174,024
MetLife, Inc., Series B, 6.500%, 6.500% (L)(Z)	993,000	25,371,150
Phoenix Companies, Inc., 7.450% (L)(Z)	600,549	13,662,490
PLC Capital Trust IV, 7.250% (Z)	337,035	8,422,505
PLC Capital Trust V, 6.125% (Z)	185,950	4,434,908
Prudential PLC, 6.500% (Z)	129,638	3,242,246
RenaissanceRe Holdings Ltd., Series C, 6.080% (Z)	122,300	2,834,914

Real Estate Investment Trusts 8.28%
Duke Realty Corp., Depositary Shares, Series J, 6.625% (Z)	638,100	15,365,448
Duke Realty Corp., Depositary Shares, Series K, 6.500% (Z)	151,600	3,605,048
Duke Realty Corp., Depositary Shares, Series L, 6.600% (Z)	118,500	2,846,370
Public Storage, Inc., Depositary Shares, Series Q, 6.500%	121,700	3,074,142
Public Storage, Inc., Series P, 6.500% (Z)	118,950	3,007,056
Wachovia Preferred Funding Corp., Series A, 7.250% (L)(Z)	740,000	19,373,200

Thrifts & Mortgage Finance 0.03%
Federal National Mortgage Association, Series S, 7.750% (I)	80,000	163,200

Telecommunication Services 8.33%		47,618,157

Wireless Telecommunication Services 8.33%
Telephone & Data Systems, Inc., 6.875%	398,200	9,955,000
Telephone & Data Systems, Inc., 7.000%	411,000	10,307,880
Telephone & Data Systems, Inc., Series A, 7.600%	355,240	8,923,629
United States Cellular Corp., 7.500% (L)(Z)	729,100	18,431,648

Utilities 33.28%		190,166,748

Electric Utilities 21.14%
Alabama Power Company, 5.200%	416,133	10,157,807
Entergy Arkansas, Inc., 5.750%	105,100	2,627,500
Entergy Louisiana LLC, 5.875%	309,200	7,791,840

2

John Hancock Preferred Income Fund III
As of 4-30-11 (Unaudited)

			Shares	Value

Utilities (continued)

Entergy Louisiana LLC, 6.000%			240,600	$6,366,276
Entergy Mississippi, Inc., 6.000%			101,694	2,511,842
Entergy Mississippi, Inc., 6.200%			148,000	3,840,600
Entergy Texas, Inc., 7.875%			71,986	2,097,672
FPC Capital I, Series A, 7.100% (L)(Z)			810,000	20,865,600
FPL Group Capital Trust I, 5.875% (Z)			301,000	7,615,300
HECO Capital Trust III, 6.500% (Z)			228,100	5,873,575
NextEra Energy Capital Holdings, Inc., 7.450% (Z)			20,000	531,000
PPL Corp., 9.500%			243,000	13,773,240
PPL Electric Utilities Corp., Depositary Shares, 6.250% (Z)			189,000	4,725,000
PPL Energy Supply, LLC, 7.000% (L)(Z)			846,450	21,465,972
Southern California Edison Company, 6.125% (Z)			20,000	1,884,376
Southern California Edison Company, Series C, 6.000% (Z)			50,000	4,734,375
Westar Energy, Inc., 6.100% (Z)			154,500	3,941,295

Independent Power Producers & Energy Traders 0.76%
Constellation Energy Group, Inc., Series A, 8.625% (Z)			163,200	4,350,912

Multi-Utilities 11.38%
BGE Capital Trust II, 6.200% (Z)			709,050	17,690,798
Consolidated Edison Companies of NY, Inc., Series A, 5.000% (Z)			21,100	2,006,188
Dominion Resources, Inc., Series A, 8.375% (Z)			249,900	7,187,124
DTE Energy Trust I, 7.800% (Z)			236,000	6,242,200
DTE Energy Trust II, 7.500% (Z)			59,400	1,556,280
Interstate Power & Light Company, Series B, 8.375% (Z)			237,290	6,886,156
SCANA Corp., 7.700% (Z)			756,000	21,077,280
Xcel Energy, Inc., 4.100%			31,000	2,366,540

		Maturity	Par value
	Rate (%)	date		Value

Capital Preferred Securities (b) 2.68% (1.82% of Total Investments)				$15,287,122

(Cost $16,469,832)

Financials 1.53%				8,730,000

Commercial Banks 1.53%
CA Preferred Funding Trust	7.000	01/29/49	$9,000,000	8,730,000

Utilities 1.15%				6,557,122

Multi-Utilities 1.15%
Dominion Resources Capital Trust I (L)(Z)	7.830	12/01/27	6,364,000	6,557,122

			Shares	Value

Common Stocks 0.74% (0.51% of Total Investments)				$4,253,900

(Cost $3,557,695)

Telecommunication Services 0.43%				2,455,700

Diversified Telecommunication Services 0.43%
Verizon Communications, Inc.			65,000	2,455,700

Utilities 0.31%				1,798,200

Electric Utilities 0.31%
FirstEnergy Corp.			45,000	1,798,200

3

John Hancock Preferred Income Fund III
As of 4-30-11 (Unaudited)

		Maturity	Par value
Rate (%)		date		Value

Corporate Bonds 2.81% (1.91% of Total Investments)				$16,055,378

(Cost $16,041,096)

Energy 2.22%				12,674,250

Oil, Gas & Consumable Fuels 2.22%
Southern Union Company (7.200% to 11/01/2011, then 3
month LIBOR + 3.018%)(L)(Z)	7.200	11/01/66	$12,900,000	12,674,250

Utilities 0.59%				3,381,128

Electric Utilities 0.59%
Kentucky Power Company, Series D(L)(Z)	5.625	12/01/32	3,565,000	3,381,128

			Par value	Value

Short-Term Investments 0.14% (0.09% of Total Investments)				$777,000

(Cost $777,000)

Repurchase Agreement 0.14%				777,000

Repurchase Agreement with State Street Corp. dated 4-29-11 at
0.010% to be repurchased at $777,001 on 5-2-11, collateralized by
$720,000 Federal Home Loan Mortgage Corp., 4.500% due 1-15-14
(valued at $795,600, including interest)			777,000	777,000

Total investments (Cost $859,486,588)† 146.87%				$839,170,007

Other assets and liabilities, net (46.87%)				($267,781,867)

Total net assets 100.00%				$571,388,140

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(a) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(b) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay interest income.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-11. Total value of securities on loan at 4-30-11 was $230,806,460.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 4-30-11 was $632,595,416.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $859,594,235. Net unrealized depreciation aggregated $20,424,228, of which $36,832,908 related to appreciated investment securities and $57,257,136 related to depreciated investment securities.

4

John Hancock Preferred Income Fund III
As of 4-30-11 (Unaudited)

The Fund had the following country concentration as a percentage of total investments on 4-30-11:

United States	82%
United Kingdom	6%
Netherlands	5%
Canada	5%
Switzerland	1%
Bermuda	1%

5

John Hancock Preferred Income Fund III
As of 4-30-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-11	Price	Inputs	Inputs

Preferred Securities
Consumer Discretionary	$53,689,739	$53,689,739	—	—
Consumer Staples	11,183,913	—	$11,183,913	—
Energy	46,471,966	46,471,966	—	—
Financials	453,666,084	453,666,084	—	—
Telecommunication Services	47,618,157	47,618,157	—	—
Utilities	190,166,748	183,547,997	6,618,751	—
Capital Preferred Securities
Financials	8,730,000	—	8,730,000	—
Utilities	6,557,122	—	6,557,122	—
Common Stocks
Telecommunication Services	2,455,700	2,455,700	—	—
Utilities	1,798,200	1,798,200	—	—
Corporate Bonds
Energy	12,674,250	—	12,674,250	—
Utilities	3,381,128	—	3,381,128	—
Short-Term Investments	777,000	—	777,000	—

Total Investments in Securities	$839,170,007	$789,247,843	$49,922,164	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair

6

John Hancock Preferred Income Fund III
As of 4-30-11 (Unaudited)

value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund III.

P12Q3 4/11
6/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: June 20, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 20, 2011